SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	56.00%	54.00%	51.00%
Risk-free interest rate (%)	4.25%	4.21%	3.40%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	59.00%	56.00%	53.00%
Risk-free interest rate (%)	4.57%	4.56%	4.40%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	20.00%	20.00%	20.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%
Suboptimal factor	2
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	76.00%	68.00%
Risk-free interest rate (%)	4.03%	3.83%
Suboptimal factor		1.8
Post-vesting forfeiture rate (%)	8.00%	5.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	81.00%	83.00%
Risk-free interest rate (%)	4.29%	4.79%
Suboptimal factor		2
Post-vesting forfeiture rate (%)	10.00%	10.00%